OTHER (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Brookfield Renewables other for the year ended December 31 is comprised of the following:
(MILLIONS)	Notes	2017	2016	2015
Transaction costs		$(9)	$(22)	$(6)
Change in fair value of property, plant and equipment	12	(33)	(36)	(45)
Unrealized loss on available-for-sale securities		-	-	(25)
Other		14	20	13
		$(28)	$(38)	$(63)